Schedule of lattice model as of the acquisition (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 15, 2025	Nov. 20, 2025
Fair Value Disclosures [Abstract]
FRGT stock price (closing price, December 31, 2025)	$ 1.68	$ 0.90	$ 4.25
Stated value per Series C Preferred Share	1.00
Fixed price / Initial conversion price	2.0160
Floor price for conversion	$ 0.3360
Expected volatility 1-year	14890.00%
Expected volatility 2-year	12730.00%
Expected volatility 3-year	13590.00%
Risk-free interest rate 1-year	3.42%
Risk-free interest rate 2-year	3.41%
Risk-free interest rate 3-year	3.49%
Expected term (primary)	2 years
Expected dividend yield	0.00%		0.00%
Average VWAP discount	6.03%
Discount for Lack of Marketability (DLOM)	30.83%
Fair value per Series C Preferred Share	$ 1.0413
Number of Series C Preferred Shares issued	5,500,000
Total fair value of Series C Preferred Shares	5,727,021